Related Party Transactions (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Aug. 03, 2023	Dec. 31, 2022	Nov. 02, 2021	Oct. 31, 2021
Related Party Transaction [Line Items]
Share-Based Payment Arrangement, Noncash Expense	$ 1,434,038	$ 1,064,647	$ 1,301,213	$ 1,245,406
Current portion of related party consideration payable	500,000		500,000
Note payable	11,721,042		$ 10,584,037	8,884,513	$ 7,000,000	$ 548,947
Federal statutory income tax rate, percentage			21.00%
Deferred balance, net change			$ 128,494
Effective tax rate, percentage			30.58%
Interest and penalties			$ 829,000	1,179,000
Income tax payable	15,023,202		12,836,039	9,414,086
California Franchise Tax Board [Member]
Related Party Transaction [Line Items]
Net operating loss carryforwards			51,423,000
Federal [Member]
Related Party Transaction [Line Items]
Net operating loss carryforwards			10,547,000
Foreign Tax Jurisdiction [Member]
Related Party Transaction [Line Items]
Net operating loss carryforwards			23,774,000
Anderson Development SB, LLC. [Member]
Related Party Transaction [Line Items]
Outstanding membership interests								100.00%
Related Party [Member]
Related Party Transaction [Line Items]
Accrued expenses	396,000		648,000
Related party balance	$ 450,000		460,000
Note payable		$ 445,000	400,000
Accrued interest			72,000
Related Party [Member] | Anderson Development SB, LLC. [Member]
Related Party Transaction [Line Items]
Outstanding membership interests							100.00%
Related Party [Member] | Anderson Development SB, LLC. [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Contingent consideration							$ 1,440,000
Related Party [Member] | Anderson Development SB, LLC. [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Contingent consideration				2,400,000			$ 2,400,000
Current portion of related party consideration payable			500,000
Related Party One [Member]
Related Party Transaction [Line Items]
Borrowed value			200,000
Related Party Two [Member]
Related Party Transaction [Line Items]
Borrowed value			39,000
Key Management Compensation [Member]
Related Party Transaction [Line Items]
Share-Based Payment Arrangement, Noncash Expense			$ 1,301,213	$ 492,000